Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash Balances	The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:
	June 30,
	2023	2024
	Unaudited

Cash and cash equivalents, as reported on the balance sheets	$855	$2,763
Restricted cash, as reported on the balance sheets	834	-

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$1,689	$2,763